Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2012
Supplement [Text Block]	gmot7_SupplementTextBlock

GMO TRUST

Supplement dated February 25, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2012

Currency Hedged International Equity Fund

Currency Hedged International Equity Fund is a diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). References in the Prospectus to Currency Hedged International Equity Fund being a non-diversified investment company under the 1940 Act are removed.

GMO Currency Hedged International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot7_SupplementTextBlock

GMO TRUST

Supplement dated February 25, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2012

Currency Hedged International Equity Fund

Currency Hedged International Equity Fund is a diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). References in the Prospectus to Currency Hedged International Equity Fund being a non-diversified investment company under the 1940 Act are removed.